                                                          FILE NUMBER 028-00568

                                   FORM 13 F

               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

Report for the Calendar Year or Quarter Ended December 31, 2005

If amended report check here: [ ]

Name of Institutional Investment Manager:

Torray LLC

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 13th day of February, 2006.

                                         By:        /S/  WILLIAM M LANE
                                             ----------------------------------
                                               William M Lane, Vice President
                                                       for Torray LLC

December 31, 2005                 Form 13F - Torray LLC

                                                                    Item 6                          Item 8
                                                                    Invest                     Voting Authority
                                Item 3     Item 4     Item 5   -----------------          --------------------------
    Item 1          Item 2      CUSIP    Fair Market  Total    (a)   (b)    (c)   Item 7    (a)      (b)     (c)
Name of Issuer  Title of Class  Number      Value     Shares   Sole Shared Other Managers   Sole    Shared   None
--------------  -------------- --------- ----------- --------- ---- ------ ----- -------- --------- ------ ---------
Abbott
Laboratories    common         002824100 112,883,161 2,862,875 X                 All      2,862,875
                                          16,171,938   410,143 X                 All                         410,143
Allied Capital
Corporation     common         01903Q108  84,888,992 2,890,330 X                 All      2,890,330
                                          15,149,046   515,800 X                 All                         515,800
AMBAC
Financial
Group, Inc.     common         023139108 170,968,475 2,218,641 X                 All      2,218,641
                                          28,261,755   366,750 X                 All                         366,750
American
Express Company common         025816109 143,045,318 2,779,738 X                 All      2,779,738
                                          19,943,941   387,562 X                 All                         387,562
American
International
Group, Inc.     common         026874107  76,011,223 1,114,044 X                 All      1,114,044
                                          21,436,024   314,173 X                 All                         314,173
Amgen Inc.      common         031162100 212,858,676 2,699,197 X                 All      2,699,197
                                          35,255,940   447,070 X                 All                         447,070
Anheuser-Busch
Cos., Inc.      common         035229103  69,833,929 1,625,557 X                 All      1,625,557
                                          15,289,464   355,900 X                 All                         355,900
Applied
Materials, Inc. common         038222105 152,956,440 8,526,000 X                 All      8,526,000
                                          22,814,298 1,271,700 X                 All                       1,271,700
Automatic Data
Processing,
Inc.            common         053015103 128,451,486 2,798,755 X                 All      2,798,755
                                          18,260,076   397,823 X                 All                         397,823
Calamos Asset
Management,
Inc.            common         12811R104  24,156,745   768,100 X                 All        768,100
                                           2,987,750    95,000 X                 All                          95,000
Cardinal
Health Inc.     common         14149Y108 187,590,425 2,728,588 X                 All      2,728,588
                                          26,881,250   391,000 X                 All                         391,000
CarrAmerica
Realty
Corporation     common         144418100  21,003,095   606,500 X                 All        606,500

CBRE Realty
Finance, Inc.   common         12498B208   2,010,000   134,000 X                 All        134,000

Clear Channel
Communications,
Inc.            common         184502102  60,959,881 1,938,311 X                 All      1,938,311
                                          17,096,880   543,621 X                 All                         543,621
Dana
Corporation     common         235811106  18,084,481 2,518,730 X                 All      2,518,730
                                           1,695,916   236,200 X                 All                         236,200
Danaher
Corporation     common         235851102  93,801,321 1,681,630 X                 All      1,681,630
                                          15,188,894   272,300 X                 All                         272,300
The DIRECTV
Group, Inc.     common         25459L106 105,429,071 7,466,648 X                 All      7,466,648
                                          15,734,072 1,114,311 X                 All                       1,114,311
The Walt
Disney Company  common         254687106 132,073,621 5,509,955 X                 All      5,509,955
                                          23,455,484   978,535 X                 All                         978,535
Echostar
Communications
Corporation     common         278762109  47,333,264 1,741,474 X                 All      1,741,474
                                          12,279,924   451,800 X                 All                         451,800
Emerson
Electric
Company         common         291011104  90,965,627 1,217,746 X                 All      1,217,746
                                          25,521,255   341,650 X                 All                         341,650
Fairfax
Financial
Holdings        common         303901102  75,867,546   529,210 X                 All        529,210

First Data
Corporation     common         319963104 207,441,015 4,823,088 X                 All      4,823,088
                                          28,932,827   672,700 X                 All                         672,700
Franklin
Resources Inc.  common         354613101 129,243,633 1,374,786 X                 All      1,374,786
                                          28,444,230   302,566 X                 All                         302,566

December 31, 2005                 Form 13F - Torray LLC

                                                                         Item 6                           Item 8
                                                                         Invest                      Voting Authority
                                Item 3      Item 4                  -----------------          -----------------------------
    Item 1          Item 2      CUSIP     Fair Market     Item 5    (a)   (b)    (c)   Item 7     (a)       (b)      (c)
Name of Issuer  Title of Class  Number       Value     Total Shares Sole Shared Other Managers    Sole     Shared    None
--------------  -------------- --------- ------------- ------------ ---- ------ ----- -------- ----------- ------ ----------
Gannett Co.,
Inc.            common         364730101    53,411,898      881,821 X                 All          881,821
                                            11,245,366      185,659 X                 All                            185,659
General
Dynamics
Corporation     common         369550108   102,879,943      902,060 X                 All          902,060
                                            18,567,340      162,800 X                 All                            162,800
General
Electric
Company         common         369604103   121,199,536    3,457,904 X                 All        3,457,904
                                            23,515,045      670,900 X                 All                            670,900
The Goldman
Sachs Group,
Inc.            common         38141G104   127,688,289      999,830 X                 All          999,830
                                            22,515,273      176,300 X                 All                            176,300
Guidant
Corporation     common         401698105     4,338,250       67,000 X                 All           67,000

Honeywell
International
Inc.            common         438516106    92,770,977    2,490,496 X                 All        2,490,496
                                            20,557,269      551,873 X                 All                            551,873
Illinois Tool
Works Inc.      common         452308109   188,924,209    2,147,110 X                 All        2,147,110
                                            27,115,702      308,168 X                 All                            308,168
Intel
Corporation     common         458140100   117,813,696    4,720,100 X                 All        4,720,100
                                            18,210,816      729,600 X                 All                            729,600
JPMorgan
Chase & Co.     common         46625H100    90,097,334    2,270,026 X                 All        2,270,026
                                            19,167,651      482,934 X                 All                            482,934
Johnson &
Johnson         common         478160104   107,220,203    1,784,030 X                 All        1,784,030
                                            16,687,126      277,656 X                 All                            277,656
LaBranche &
Co. Inc.        common         505447102    21,357,420      337,400 X                 All          337,400

Knight-Ridder,
Inc.            common         499040103    61,778,322    3,491,100 X                 All        3,491,100
                                             8,058,090      127,300 X                 All                            127,300
Eli Lilly and
Company         common         532457108   192,700,268    3,405,200 X                 All        3,405,200
                                            27,559,330      487,000 X                 All                            487,000
Markel
Corporation     common         570535104   119,689,230      377,509 X                 All          377,509
                                             3,980,246       12,554 X                 All                             12,554
Medtronic, Inc. common         585055106   146,477,078    2,544,330 X                 All        2,544,330
                                            21,076,377      366,100 X                 All                            366,100
O'Reilly
Automotive,
Inc.            common         686091109    47,456,810    1,482,562 X                 All        1,482,562
                                             1,363,626       42,600 X                 All                             42,600
Six Flags, Inc. common         83001P109     2,313,000      300,000 X                 All          300,000

Tribune Company common         896047107    58,498,844    1,933,207 X                 All        1,933,207
                                            10,433,285      344,788 X                 All                            344,788
United
Technologies
Corporation     common         913017109   200,390,496    3,584,162 X                 All        3,584,162
                                            28,567,438      510,954 X                 All                            510,954
Univision
Communications,
Inc.            common         914906102   187,930,064    6,394,354 X                 All        6,394,354
                                            23,501,714      799,650 X                 All                            799,650

                                         5,085,715,951  120,227,544                            104,124,104        16,103,440